Stock-Based Compensation	6 Months Ended
Jul. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

14. Stock-Based Compensation

        Class B Units—Mattress Holdings, LLC, the parent of Mattress Firm Holding Corp., established a class of equity ownership units ("Class B Units") that were issued primarily to employees of the Company for future services at the discretion of the board of managers of Mattress Holdings, LLC. Class B Units that have been issued will remain outstanding until the date that Mattress Holdings, LLC is ultimately dissolved, except for Class B Units that are forfeited. There is no stated limit on the number of Class B Units that may be issued, although the Company does not intend to issue additional Class B Units subsequent to November 23, 2011. Each holder of vested Class B Units is entitled to its pro rata share of future distributions to the equity owners of Mattress Holdings, LLC after certain other equity holders have received aggregate preferred distributions equal to the greater of (i) $154.3 million or (ii) the fair value of Mattress Holdings, LLC's equity on the relevant grant date of the Class B Units. Each Class B Unit grant is comprised of four tranches with separate vesting criteria. The B-1 tranche comprises 40% of the total units granted and vests over five years in 20% increments on each grant's anniversary date. Any unvested portion of the B-1 tranche fully vests immediately prior to the earlier of a change of control or the completion of an initial public offering (such change of control or initial public offering, a ("Liquidity Event"). The B-2 tranche, which comprises 40% of the total units granted, and the B-3 and B-4 tranches, each of which comprises 10% of the total units granted, vest in their entirety upon the expiration of lock-up agreements entered into by J.W. Childs and its affiliates ("Lock-up Agreements") in connection with the initial public offering if the return on investment to JWC Mattress Holdings, LLC meets or exceeds established thresholds. Holders of Class B Units who are employees of the Company are subject to forfeiture of all or a portion of Class B Units upon termination of employment.

        The shares of common stock of Mattress Firm Holding Corp. held by Mattress Holdings, LLC will be distributed to its unit holders, including holders of Class B Units, at a date determined by J.W. Childs, although no sooner than May 15, 2012, in connection with the dissolution of Mattress Holdings, LLC, and the determination of the number of shares that each unit holder will be entitled to receive in such distribution will be determined as of May 15, 2012.

        The method used by the Company to estimate the fair value of Class B Unit grants was based upon a two-step process as of the date of each award. The first step involved valuation of the Company and the related after-debt value attributable to the equity owners.

        The Company's fair value for grants of Class B Unit awards was based upon a composite of values determined by a market approach, using both market multiple and comparable transaction methodologies, and a discounted cash flow methodology. The second step to valuing Class B Units involved the allocation of the total equity value determined on each grant date among the Class B Units and other equity holders using a probability-weighted expected return methodology. Under this method, the allocation of equity value to Class B units was determined for a number of possible outcomes, with each outcome weighted based upon management's estimate of the likelihood of such outcome. The outcomes considered were: (1) ongoing operations without a Liquidity Event, (2) Liquidity Event resulting from a merger or sale to another party, (3) Liquidity Event resulting from an initial public offering of the Company's common stock and (4) a distressed sale.

        The estimated weighted average fair value per unit of Class B Units issued was approximately $0.24 and $0.23 during Fiscal 2009 and Fiscal 2010, respectively. The fair value of the Class B Unit awards, net of estimated forfeitures, is recognized as expense over terms that range from 2.5 years to 2.9 years, which are based upon the timing and weighting of the expected outcomes derived from the fair value calculation. Stock-based compensation expense (benefit) recognized in the consolidated results of operations related to the Class B Units was approximately $84,000, ($515,000), and approximately $151,000 during Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. No income tax benefits are expected to be recognized by the Company with respect to the issuance and subsequent vesting of Class B Units. Compensation expense recorded during Fiscal 2010 included the effect of forfeitures that occurred during Fiscal 2010 that were in excess of previous estimates and which resulted in the reversal of previously recognized expense in the amount of approximately $575,000.

        A summary of the status of unvested Class B Units at January 31, 2012, and changes during Fiscal 2011 is as follows (unit amounts in thousands):

	Class B Units	Weighted Average Grant-Date Fair Value
Unvested at February 1, 2011	1,628	$0.89
Granted	—	—
Vested	(313)	0.61
Forfeited	(38)	0.23

Unvested at January 31, 2012	$1,277	$0.98

        The total fair value of Class B Units, as determined on the respective grant dates, was approximately $234,000, $132,000 and $192,000 for Class B Units that vested during Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

        As of January 31, 2012, there was approximately $20,000 of total unrecognized compensation costs related to unvested Class B Units that will be recognized as expense during Fiscal 2012.

        2011 Omnibus Incentive Plan—On November 3, 2011, the Company's Board of Directors adopted the Mattress Firm Holding Corp. 2011 Omnibus Incentive Plan to provide for the grant of equity-based awards to Company employees, directors and other service providers. A total of 4,206,000 shares of the Company's common stock have been reserved for future grants under the 2011 Omnibus Incentive Plan. On November 17, 2011, the Company granted certain employees stock options with respect to an aggregate of 1,247,553 shares of the Company's common stock at an exercise price equal to the initial public offering price of $19.00 per share, with an estimated fair value of $8.50 per share. One-half of the stock options granted to the Company's employees are subject to a five-year time-based vesting schedule, while the remaining one-half of the stock options are subject to a four-year market-based vesting schedule, with such vesting based on specified stock price increase targets, as set forth in the option award agreement evidencing the grant of such stock options.

        The following assumptions were used to calculate the fair value of the Company's time-based stock options on the date of grant utilizing the Black-Scholes option pricing model:

Risk-free interest rate	1.28%
Dividend yield	0%
Volatility factor	55%
Weighted average expected life (in years)	6.5

        The following assumptions were used to calculate the fair value of the Company's market-based stock options on the grant date utilizing a Monte Carlo Simulation approach:

Risk-free interest rate	1.28%
Dividend yield	0%
Volatility factor	55%
Suboptimal exercise factor	2.5	x

        A summary of the status of outstanding stock options at January 31, 2012, and changes during Fiscal 2011 is as follows (stock option amounts in thousands):

	Stock Options	Weighted Average Exercise Price Per Share
Outstanding at February 1, 2011	—	$—
Granted	1,248	19.00
Exercised	—	—
Forfeited	(24)	19.00

Outstanding at January 31, 2012	1,224	$19.00

Exercisable at January 31, 2012	—	$—
Weighted average fair value per option granted		$8.50

        There were no stock options exercised during Fiscal 2011 and no tax benefits from the exercise of stock options have been recognized. Any future excess tax benefits derived from the exercise of stock options will be recorded prospectively and reported as cash flows from financing activities.

        There were approximately 3.0 million shares available for future grants under the stock incentive plan as of January 31, 2012. Vesting dates on the stock options range from November 17, 2012 to November 17, 2016. The expiration date of all stock options that are currently outstanding is November 17, 2021.

        Stock-based compensation expense recognized in the consolidated results of operations related to the stock options was approximately $372,000 during Fiscal 2011. As of January 31, 2012, there was approximately $8.1 million of total unrecognized compensation costs related to the stock options that will be recognized as expense over a remaining weighted average period of 4.33 years. The total intrinsic value of options outstanding as of January 31, 2012 was approximately $17.2 million.